Note 11 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
11.	Stock Incentive Plan

On
July 31, 2014,
the Board of Directors approved the Company’s
2014
Stock Incentive Plan (the
“2014
Plan”). On
May 5, 2018,
the Board of Directors approved a new equity incentive plan (the
“2018
Plan”) to replace the
2014
Plan. The
2018
Plan is administered by the Board of Directors which can make awards totaling in aggregate up to
75,000
shares, over
10
years after the
2018
Plan’s adoption date. The persons eligible to receive awards under the
2018
Plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may
be made under the
2018
Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the
2014
Plan and the
2018
Plan during the
three
year period ended
December 31, 2019
are noted below.

a)	On
November 2, 2017
an award of
12,534
non-vested restricted shares, was made to
18
key persons of which
50%
vested on
July 1, 2018
and
50%
vested on
July 1, 2019;
awards to officers and directors amounted to
7,213
shares and the remaining
5,321
shares were awarded to employees of Eurobulk.

b)	On
November 21, 2018
an award of
15,681
non-vested restricted shares, was made to
18
key persons of which
50%
vested on
November 16, 2019
and
50%
will vest on
November 16, 2020;
awards to officers and directors amounted to
9,021
shares and the remaining
6,660
shares were awarded to employees of Eurobulk.

c)	On
November 4, 2019
an award of
15,444
non-vested restricted shares, was made to
17
key persons of which
50%
will vest on
July 1, 2020
and
50%
will vest on
July 1, 2021;
awards to officers and directors amounted to
8,713
shares and the remaining
6,731
shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not
have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company accounts for restricted share awards forfeitures as they occur. During
2017,
538
shares were forfeited with a weighted-average grant-date fair value of
$22.24
per share.
No
forfeitures occurred in the years ended
December 31, 2018
and
2019.

The compensation cost that has been charged against income for awards was
$116,562,
$124,487
and
$97,919,
for the years ended
December 31, 2017,
2018
and
2019,
respectively and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of
December 31, 2019
and changes during the year ended
December 31, 2019,
are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	21,948	10.16
Granted	15,444	5.84
Vested	(14,108)	11.01
Non-vested on December 31, 2019	23,284	6.77

As of
December 31, 2019,
there was
$172,887
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the
2018
Plan and is expected to be recognized over a weighted-average period of
0.75
years. The total fair value at grant-date of shares granted during the year ended
December 31, 2017,
December 31, 2018,
and
December 31, 2019
was
$176,475,
$134,232
and
$90,193
respectively.